Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) (Unaudited) (USD $)	Total	Common Stock	Additional Paid-in Capital	Stock Subscriptions	Retained Earnings
Balance, beginning at Dec. 31, 2009	$ (2,231)	$ 800	$ 2,524		$ (5,555)
Balance, beginning, shares at Dec. 31, 2009		800,288
Member contributions	44,900	10,810	34,090
Member contributions, shares		10,810,148
Member withdrawals	(3,000)	(722)	(2,278)
Member withdrawals, shares		(722,282)
Net loss	(38,600)				(38,600)
Balance, ending at Dec. 31, 2010	1,069.00	10,888	34,336		(44,155)
Balance, ending, shares at Dec. 31, 2010		10,888,154
Balance, beginning at Nov. 24, 2009
Balance, beginning, shares at Nov. 24, 2009
Member contributions	3,324	800	2,524
Member contributions, shares		800,288
Net loss	(5,555)				(5,555)
Balance, ending at Dec. 31, 2009	(2,231)	800	2,524		(5,555)
Balance, ending, shares at Dec. 31, 2009		800,288
Balance, beginning at Dec. 31, 2010	1,069.00	10,888	34,336		(44,155)
Balance, beginning, shares at Dec. 31, 2010		10,888,154
Member contributions	62,835	15,128	47,707
Member contributions, shares		15,128,188
Net loss	(300,542)				(300,542)
Balance, ending at Dec. 31, 2011	(236,638)	26,016	82,043		(344,697)
Balance, ending, shares at Dec. 31, 2011	26,016,342	26,016,342
Member contributions	110,000	26,484	83,516
Member contributions, shares		26,483,658
Common stock of Canterbury	1,800,032	22,500	1,777,532
Common stock of Canterbury, shares		22,500,000
Stock subscriptions assumed in the merger	(434,507)			(434,507)
Extinguishment of related party payable	91,761		91,761
Issuance of warrants	25,565		25,565
Net loss	(2,362,922)				(2,362,922)
Balance, ending at Dec. 31, 2012	(1,006,709)	75,000	2,060,417	(434,507)	(2,707,619)
Balance, ending, shares at Dec. 31, 2012	75,000,000	75,000,000
Financing agreements	500,000	5,000	495,000
Financing agreements, shares		5,000,000
Recognition of share issued in exchange for assets acquired	4,408,945	6,528	4,402,417
Recognition of share issued in exchange for assets acquired, shares		6,527,778
Stock subscription receivable			1,500,000	(1,500,000)
Receipt of funds on stock subscriptions	1,407,296			1,407,296
Recognition of contingent beneficial conversion feature and warrants	538,871		538,871
Shares to be issued for services	88,310		88,310
Net loss	(3,437,056)				(3,437,056)
Balance, ending at Sep. 30, 2013	$ 2,499,657	$ 86,528	$ 9,085,015	$ (527,211)	$ (6,144,675)
Balance, ending, shares at Sep. 30, 2013	86,527,778	86,527,778